Investments in affiliates	12 Months Ended
Dec. 31, 2024
Investments in affiliates
Investments in affiliates

Note 9: Investments in affiliates

Investments in affiliates are accounted for using the equity method of accounting.

	December 31,
	2024	2023

Zhejiang Tianlan Environmental Protection Technology Co. Ltd.
Interest held	19.4%	19.4%

	US$’000	US$’000

Long-term investment, at cost, less impairment	5,540	5,540
Share of undistributed profits	4,407	4,316
	9,947	9,856

Far East is holding 19.4% (2023: 19.4%) equity interests in Blue Sky, a company incorporated in the PRC, with total cost of investment of US$5,540,000. Blue Sky provides a comprehensive service for design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted from various boilers and industrial furnaces of power plants, steel works and chemical plants since 2000.

Blue Sky has listed its shares on the New Third Board in the PRC since November 17, 2015 and suspended trading from August 15, 2017 and resumed trading on February 2, 2018 and suspended trading from November 24, 2020 and resumed trading on January 6, 2021.

The Group’s interest in Blue Sky has been counted for as an affiliate using the equity method as the Group has representation on both the Board and Executive Committee of Blue Sky, and the ability to participate in the decision-making process and exercise significant influence.

A summary of the financial information of the affiliate, Blue Sky, is set forth below:

	December 31,
	2024	2023
Balance Sheet:	US$’000	US$’000

Current assets	50,487	51,683

Non-current assets	10,569	10,909
Total assets	61,056	62,592

Total liabilities	(25,204)	(26,374)
Total shareholders’ equity	35,852	36,218

	Year ended December 31,
	2024	2023
Operating results:	US$’000	US$’000

Net sales	48,365	38,530

Operating income	1,926	337

Net income	2,008	9,978